Commitments and contingencies	12 Months Ended
May 31, 2019
Commitments and contingencies
Commitments and contingencies

32.    Commitments and contingencies

The Company has a lease for rental office space from December 2018 to November 30, 2028. The Company has committed purchase orders outstanding at May 31, 2019 related to capital asset expansion of $49,364, all of which are expected to be paid within the next year. Minimum payments payable over the next five years are as follows:

Years ending May 31,
2020	$50,689
2021	942
2022	752
2023	711
2024	656
Thereafter	1,724
$55,474

From time to time, the Company and/or its subsidiaries may become defendants in legal actions arising out of the ordinary course and conduct of its business.

As of May 31, 2019, the Company was served statements of claims in class action lawsuits against the Company and certain of its officers and former officers. These claims relate to alleged misconduct in connection with the Company’s acquisitions of LATAM Holdings Inc. (“LATAM”) and Nuuvera Inc., and the Company’s June 2018 securities offering. At the present time, the representative claimants have been identified and selected in both the U.S. and Canada. The U.S. claims include alleged violations of Section 10(b) of the Exchange Act, Rule 10b‑5 under the Exchange Act and Section 20(a) of the Exchange Act. The Canadian claims include alleged statutory and common law misrepresentation and oppression. The Company intends to vigorously defend itself in each of these actions. With respect to the cases commenced in the United States, the Company is self-insured for the costs associated with any award or damages arising from such actions and has entered into indemnity agreements with each of the directors and officers and, subject to certain exemptions, will cover any costs incurred by them in connection with any of the class action claims. With respect to the cases commenced in Canada, the Company’s insurance policies may not be sufficient to cover any judgments against the Company. As at May 31, 2019, the Company has not recorded any uninsured amount related to this contingency.